Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 56,652	$ 60,249
Raw and packaging materials	53,436	48,329
Work in progress	27,200	26,756
Other	3,757	3,219
Inventories	$ 141,045	$ 138,553